Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Progressive jackpot liabilities	$ 2,766	$ 1,735
Accrued payroll	7,492	7,940
Slot club point liability	3,947	3,434
Litigation reserve	0	5,929
Bankruptcy claims	1,517	1,559
Other accrued expenses	5,375	3,122
Total	$ 21,097	$ 23,719